Related Parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Parties
Note 20    Related Parties
The Company enters into transactions with related parties in the normal course of business and at the terms that would exist in arm’s-length
transactions.
(a) Transactions with certain related parties
Transactions with MFLP, a wholly owned unconsolidated partnership, and MFCT, a wholly owned unconsolidated trust, are described in notes 10, 1
7
 and 18. Refer to note 3(a) for additional transactions with related parties.
(b) Compensation of key management personnel
The Company’s key management personnel are those personnel who have the authority and responsibility for planning, directing and controlling the activities of the Company. Directors (both executive and non-executive)
and senior management are considered key personnel. A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2019	2018
Short-term employee benefits	$67	$65
Post-employment benefits	5	5
Share-based payments	55	50
Termination benefits	8	5
Other long-term benefits	2	2
Total	$137	$127